Fair Value Measurements Fair Market Value of Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Debt financing	$ 456,431,288
Mortgages payable	67,822,313	$ 76,032,140
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Debt financing	470,418,977	341,619,463
Mortgages payable	67,822,313	76,032,140
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Debt financing	475,415,345	346,813,909
Mortgages payable	$ 67,735,213	$ 76,134,465